SCHEDULE II - STATEMENT OF CASH FLOWS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash flows from operating activities	$ 121.8	[1]	$ 720.4	$ 634.9
Cash flows from investing activities:
Sales of investments	2,090.0		2,315.8	2,057.6
Purchases of investments	(3,731.6)		(5,367.1)	(4,271.1)
Net sales of trading securities	4.9		30.0	60.4
Net cash provided (used) by investing activities	56.3		(602.5)	(197.1)
Cash flows from financing activities:
Issuance of notes payable, net	0		0	944.5
Payments on notes payable	(62.9)		(126.9)	(810.6)
Issuance of common stock	5.0		15.1	3.1
Payments to repurchase common stock and warrants	(319.1)		(118.4)	(180.2)
Expenses related to extinguishment or modification of debt	(0.6)		(61.6)	(183.0)
Amount paid to extinguish the beneficial conversion feature associated with repurchase of convertible debentures	0		(12.6)	(24.0)
Net cash used by financing activities	(265.5)		(1.4)	(291.3)
Net increase (decrease) in cash and cash equivalents	(87.4)		116.5	146.5
Cash and cash equivalents, beginning of year	699.0		582.5	436.0
Cash and cash equivalents, end of year	$ 611.6		$ 699.0	$ 582.5

[1]	Cash flows from operating activities reflect outflows in 2014 due to the payment to reinsurer to transfer certain long-term care business.